Business segment information - Schedule of reconciliation of information on reportable segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Reporting Segment [Line Items]
Profit for the year	$ 166,158	$ 92,040	$ 62,697
Total	10,743,792	9,283,910	8,038,111
Other assets - unallocated	15,595	7,368
Liabilities:	9,539,968	8,214,563	7,046,321
Other liabilities - unallocated	53,734	26,811
Reportable segments
Disclosure of Reporting Segment [Line Items]
Profit for the year	166,158	92,040	62,697
Total	10,729,764	9,277,293	8,029,693
Liabilities:	9,486,234	8,187,752	7,031,960
Unallocated amounts
Disclosure of Reporting Segment [Line Items]
Other assets - unallocated	14,028	6,617	8,418
Other liabilities - unallocated	$ 53,734	$ 26,811	$ 14,361